Convertible Senior Notes (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) item $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) item $ / shares
Convertible senior notes
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Discounts to the initial purchaser	$ 3,375,000			$ 3,375,000
Interest expense		$ 11,020,177	$ 5,325,474	192,566
Convertible senior notes.
Convertible senior notes
Aggregate principal amount issued	$ 135,000,000			$ 135,000,000
Interest rate (as a percent)	2.75%			2.75%
Number of shares receivable upon conversion | item	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001			$ 0.001
Initial conversion rate	0.0595380
Price per ADS on conversion (in dollars per share) | $ / shares	$ 16.8			$ 16.8
Repurchase price as a percentage of principal amount of the notes	100.00%			100.00%
Net proceeds from the offering	$ 130,073,430
Discounts to the initial purchaser	3,375,000			$ 3,375,000
Debt issuance costs	1,551,570
Interest expense		5,095,577	$ 5,319,058	192,566
Principal amount of debt repurchased		10,000,000
Carrying amount of debt repurchased		9,827,477
Consideration for note purchased		9,569,451
Portion of net proceeds used to purchase a call option	$ 44,999,998			$ 44,999,998
Number of ADS covered by portion of net proceeds used to purchase a call option | item	3,482,972			3,482,972
Notes converted		$ 0